Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation allowance	$ 808,722	$ 1,606,154
Net operating loss carryforward	$ (28,390,000)
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2024